Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Other Operating Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Expenses for logistics and packaging	€ (90.7)	€ (69.9)	€ (50.9)
Marketing expenses	(71.2)	(49.6)	(47.1)
Expenses for warehousing, rents and similar expenses	(6.8)	(10.1)	(8.0)
Charges for payment services	(11.7)	(8.9)	(6.9)
Legal and consulting fees	(31.9)	(7.2)	(8.0)
IT expenses	(14.5)	(9.3)	(6.1)
Administrative expenses	(7.6)	(3.6)	(3.7)
Temporary workers and other personnel related expenses	(12.7)	(9.3)	(8.8)
ECL allowance	(2.1)	(4.0)	(0.9)
Other	(6.1)	(3.9)	(4.2)
Total	€ (255.2)	€ (175.7)	€ (144.6)